Current and Future Changes in Accounting Policies - Schedule of Recognized Lease Liabilities (Parenthetical) (Detail)	Nov. 01, 2019
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of changes in accounting policies [line items]
Weighted average incremental borrowing rate	2.80%